Revenues - Summary of Trade Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenues	$ 28,949,873	$ 49,097,436	$ 30,063,878
Trade Revenues
Disaggregation of Revenue [Line Items]
Commission revenue	2,072,752	3,409,716	2,587,819
Management fee revenue	1,111,791	1,173,139	954,348
Other revenue	149,599	347,419	382,827
Total revenues	$ 3,334,142	$ 4,930,274	$ 3,924,994